Notes Payable and Long-Term Debt, Summary of Notes Payable and Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	$ 356,187	$ 222,950
Less deferred finance charges	(39,641)	(4,903)
Less current maturities	(16,977)	(9,431)
Net notes payable and long-term debt	299,569	208,616
2018 First Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	146,000	154,000
2018 Second Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	0	40,000
Convertible Senior Notes [Member]
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	172,500	0
SDI GACP Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	25,000	0
SDI Crystal Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	0	15,000
Standard Outdoor Promissory Notes [Member]
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	8,447	9,950
Note Payable - IVG [Member]
Notes Payable and Long-Term Debt [Abstract]
Carrying amount	$ 4,240	$ 4,000